Concentrations and Risks (Details Narrative) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Concentration risk percentage	3.00%	3.00%
Cash and cash equivalents	$ 6,709,012	$ 5,712,741	$ 1,673,799	$ 4,360,475	$ 1,747,857
RMB [Member]
Deposit borrowers price per share	$ 10
Maximum [Member] | Sales Revenue [Member]
Concentration risk percentage	10.00%	10.00%	10.00%
ChinaPnR [Member]
Concentration risk percentage	0.05%
ChinaPnR [Member] | Minimum [Member]
Concentration risk percentage	0.11%
ChinaPnR [Member] | Maximum [Member]
Concentration risk percentage	0.25%
PRC Bank [Member]
Cash and cash equivalents	$ 6,645,220	$ 5,607,476	$ 1,658,311